Annual Total Returns[BarChart] - PSF PGIM Jennison Growth Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.30%	16.18%	37.66%	9.99%	11.48%	(0.90%)	36.69%	(0.78%)	33.34%	56.20%